Long-term investments, net (Tables)	6 Months Ended
Mar. 31, 2025
Long-term investments, net
Schedule of long-term investments, net
	As of	As of
	March 31,	September 30,
	2025	2024
	(unaudited)
Equity investment accounted for using the equity method (a)	$99,247,092	-
Equity investment without readily determinable fair value measured at Measurement Alternative (b)	6,800,858	7,032,573
Long-term investments, net	$106,047,950	$7,032,573

Schedule of long-term investments for using equity method
	March 31,	March 31,
	2025	2024
	(unaudited)	(unaudited)
Balance at beginning of the period	-	-
Investment in Ewayforest Group Limited	$99,676,733	-
Loss from equity method investments	(429,641)	-
Balance at end of the period	$99,247,092	-

Schedule of Long-term investments, net of allowance
	As of	As of
	March 31,	September 30,
	2025	2024
	(unaudited)
Long-term investments	$7,027,988	$7,267,442
Less: Impairment	(227,130)	(234,869)
Total	$6,800,858	$7,032,573